Debt issued measured at amortized cost (Detail 2) - USD ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		$ 132,271		$ 143,160
2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		47,502
2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		18,379
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,994
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		11,688
2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,015
2024-2028
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		23,135
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		12,556
UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0		7,766
UBS Group AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1],[2]			7,766
UBS Group AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | 2024-2028
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS Group AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	0
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	82,654		98,714
UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	7,511		9,217
UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	40,108		57,566
UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	35,035		31,930
UBS AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	46,737
UBS AG | 2019 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	21,287
UBS AG | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	25,450
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	15,879
UBS AG | 2020 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	9,397
UBS AG | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	6,482
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	6,042
UBS AG | 2021 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	4,078
UBS AG | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,964
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	4,671
UBS AG | 2022 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,945
UBS AG | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	2,726
UBS AG | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	2,005
UBS AG | 2023 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2023 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,635
UBS AG | 2023 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	369
UBS AG | 2024-2028
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	5,566
UBS AG | 2024-2028 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	5,566
UBS AG | 2024-2028 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2024-2028 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,755
UBS AG | Thereafter | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	985
UBS AG | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	770
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	49,616		36,681
Other subsidiaries | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	10,154	[2]	0
Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	33,529		30,561
Other subsidiaries | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	5,933		6,120
Other subsidiaries | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	765
Other subsidiaries | 2019 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	765
Other subsidiaries | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	2,500
Other subsidiaries | 2020 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	2,200
Other subsidiaries | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	300
Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	3,953
Other subsidiaries | 2021 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	2,955
Other subsidiaries | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	998
Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	7,017
Other subsidiaries | 2022 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	4,512
Other subsidiaries | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	2,506
Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	7,011
Other subsidiaries | 2023 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | 2023 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	4,882
Other subsidiaries | 2023 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	2,128
Other subsidiaries | 2024-2028
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	17,569
Other subsidiaries | 2024-2028 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | 2024-2028 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	17,569
Other subsidiaries | 2024-2028 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	10,801
Other subsidiaries | Thereafter | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	10,154
Other subsidiaries | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	646
Other subsidiaries | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	0
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		91,245		107,458
UBS AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		47,502
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		16,613
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		7,057
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,517
UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,942
UBS AG | 2024-2028
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,213
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,402
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	82,654		98,841
UBS AG | UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	7,511		9,217
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	40,108		57,694
UBS AG | UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	35,035		31,930
UBS AG | UBS AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	46,737
UBS AG | UBS AG | 2019 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	21,287
UBS AG | UBS AG | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	25,450
UBS AG | UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	15,879
UBS AG | UBS AG | 2020 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	9,397
UBS AG | UBS AG | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	6,482
UBS AG | UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	6,042
UBS AG | UBS AG | 2021 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	4,078
UBS AG | UBS AG | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,964
UBS AG | UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	4,671
UBS AG | UBS AG | 2022 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,945
UBS AG | UBS AG | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	2,726
UBS AG | UBS AG | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	2,005
UBS AG | UBS AG | 2023 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2023 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,635
UBS AG | UBS AG | 2023 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	369
UBS AG | UBS AG | 2024-2028
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	5,566
UBS AG | UBS AG | 2024-2028 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	5,566
UBS AG | UBS AG | 2024-2028 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2024-2028 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,755
UBS AG | UBS AG | Thereafter | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	985
UBS AG | UBS AG | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	770
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	8,591		8,617
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	8,590		8,616
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0		$ 1
UBS AG | Other subsidiaries | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	765
UBS AG | Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	765
UBS AG | Other subsidiaries | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	734
UBS AG | Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	734
UBS AG | Other subsidiaries | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,016
UBS AG | Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,016
UBS AG | Other subsidiaries | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	845
UBS AG | Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	845
UBS AG | Other subsidiaries | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	937
UBS AG | Other subsidiaries | 2023 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	937
UBS AG | Other subsidiaries | 2023 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | 2024-2028
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	3,647
UBS AG | Other subsidiaries | 2024-2028 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	3,647
UBS AG | Other subsidiaries | 2024-2028 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	0
UBS AG | Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	646
UBS AG | Other subsidiaries | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	646
UBS AG | Other subsidiaries | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	$ 0

[1]	Comprises debt issued by the legal entity UBS Group AG
[2]	Originally issued by UBS Group AG, which was replaced by UBS Group Funding (Switzerland) AG as issuer on 25 May 2018.
[3]	Comprises debt issued by the legal entity UBS AG.
[4]	Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG.
[5]	Comprises debt issued by subsidiaries of UBS AG.